Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenues	$ 682,508	$ 1,146,255	$ 1,275,045
Customer Concentration Risk | Sales Revenue, Net | BP Exploration Operating Co. Ltd.
Revenue, Major Customer [Line Items]
Revenues			$ 160,000
Percentage of consolidated revenues			13.00%